Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Inventories [Abstract]
Impairment expenses	$ 186,823	$ 116,115
Cost of goods sold	$ 28,112	$ 21,311,442	$ 28,112,321